Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated balance sheets (unaudited ) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Previously Reported [Member]
Current Assets
Cash and cash equivalents	$ 32,266,078	$ 44,295,291	$ 28,086,550		$ 26,461,096	$ 28,254,066	$ 227,566
Restricted cash	1,320,000	1,320,000	1,320,000
Stable coins	9,058,567
Digital assets	23,337,430	26,945,910	43,899,644	$ 35,282,682	35,020,251	20,989,096	29,361,599
Income tax receivable	86,104	171,362
Other current assets	2,316,803	5,695,638	4,968,525		3,144,300	10,366,860	4,908,935
Total Current Assets	68,384,982	78,428,201	78,274,719	96,561,290	64,625,647	59,610,022	34,498,100
Investment security	2,365,468	333,334	333,334		1,000,000	1,000,000	1,000,000
Deposits for plant and equipment	4,094,881	4,094,881	54,147,381		7,930,061	11,495,450	14,400,272
Property and equipment, net	80,658,459	89,995,943	28,651,298		29,978,400	35,953,562	28,193,696
Deferred tax assets			849,944
Other noncurrent assets	9,173,011	6,112,861	7,305,223		6,844,416
Total Assets	164,676,801	178,965,220	169,561,899	179,917,981	110,378,524	108,059,034	78,092,068
Current Liabilities
Accounts payable	2,111,433	1,944,502	3,537,633		3,011,122	2,455,694	1,396,773
Due to related parties							7,000
Income tax payable			348,253		493,703	211,365	251,919
Convertible notes							1,280,000
Other payables and accrued liabilities	1,348,825	2,151,858	988,537		154,629	501,854	160,886
Total Current Liabilities	3,460,258	4,096,360	4,874,423		3,659,454	3,168,913	3,096,578
Deferred tax liabilities					703,924	47,684	30,223
Long-term income tax payable	2,974,822	2,905,640	2,836,458
Total Liabilities	$ 6,435,080	$ 7,002,000	$ 7,710,881		$ 4,363,378	$ 3,216,597	$ 3,126,801
Shareholders’ Equity
Preferred shares (in Shares)	9,050,000	9,050,000	9,050,000		9,050,000
Common shares	$ 824,371	$ 824,057	$ 696,293		$ 558,174	$ 539,063	$ 483,059
Treasury shares	(1,171,534)	(1,171,679)	(1,171,679)
Additional paid-in capital	212,058,000	211,441,850	183,332,680		106,849,371	85,556,939	54,396,373
Accumulated deficit	(62,519,116)	(48,181,008)	(30,056,276)	(19,876,487)	(10,442,399)	18,746,435	20,085,835
Total Shareholders’ Equity	158,241,721	171,963,220	161,851,018	171,643,727	106,015,146	104,842,437	74,965,267	$ 37,999,575
Total Liabilities and Equity	164,676,801	178,965,220	169,561,899	179,917,981	110,378,524	108,059,034	78,092,068
Revision of Prior Period, Adjustment [Member]
Current Assets
Cash and cash equivalents
Restricted cash
Stable coins		11,355,060	15,768,934		11,197,324	154,664	217,004
Digital assets	(208,518)	(11,389,504)	(16,164,693)	(6,242,921)	(14,738,663)	(3,336,525)	(2,876,997)
Income tax receivable
Other current assets
Total Current Assets	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
Investment security
Deposits for plant and equipment
Property and equipment, net
Deferred tax assets
Other noncurrent assets
Total Assets	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
Current Liabilities
Accounts payable
Due to related parties
Income tax payable
Convertible notes
Other payables and accrued liabilities
Total Current Liabilities
Deferred tax liabilities
Long-term income tax payable
Total Liabilities
Shareholders’ Equity
Preferred shares (in Shares)
Common shares
Treasury shares
Additional paid-in capital
Accumulated deficit	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
Total Shareholders’ Equity	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)	(368,967)
Total Liabilities and Equity	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
As restated [Member]
Current Assets
Cash and cash equivalents	32,266,078	44,295,291	28,086,550		26,461,096	28,254,066	227,566
Restricted cash	1,320,000	1,320,000	1,320,000
Stable coins	9,058,567	11,355,060	15,768,934		11,197,324	154,664	217,004
Digital assets	23,128,912	15,556,406	27,734,951	29,039,761	20,281,588	17,652,571	26,484,602
Income tax receivable	86,104	171,362
Other current assets	2,316,803	5,695,638	4,968,525		3,144,300	10,366,860	4,908,935
Total Current Assets	68,176,464	78,393,757	77,878,960	90,318,369	61,084,308	56,428,161	31,838,107
Investment security	2,365,468	333,334	333,334		1,000,000	1,000,000	1,000,000
Deposits for plant and equipment	4,094,881	4,094,881	54,147,381		7,930,061	11,495,450	14,400,272
Property and equipment, net	80,658,459	89,995,943	28,651,298		29,978,400	35,953,562	28,193,696
Deferred tax assets			849,944
Other noncurrent assets	9,173,011	6,112,861	7,305,223		6,844,416
Total Assets	164,468,283	178,930,776	169,166,140	173,675,060	106,837,185	104,877,173	75,432,075
Current Liabilities
Accounts payable	2,111,433	1,944,502	3,537,633		3,011,122	2,455,694	1,396,773
Due to related parties							7,000
Income tax payable			348,253		493,703	211,365	251,919
Convertible notes							1,280,000
Other payables and accrued liabilities	1,348,825	2,151,858	988,537		154,629	501,854	160,886
Total Current Liabilities	3,460,258	4,096,360	4,874,423		3,659,454	3,168,913	3,096,578
Deferred tax liabilities					703,924	47,684	30,223
Long-term income tax payable	2,974,822	2,905,640	2,836,458
Total Liabilities	$ 6,435,080	$ 7,002,000	$ 7,710,881		$ 4,363,378	$ 3,216,597	$ 3,126,801
Shareholders’ Equity
Preferred shares (in Shares)	9,050,000	9,050,000	9,050,000		9,050,000
Common shares	$ 824,371	$ 824,057	$ 696,293		$ 558,174	$ 539,063	$ 483,059
Treasury shares	(1,171,534)	(1,171,679)	(1,171,679)
Additional paid-in capital	212,058,000	211,441,850	183,332,680		106,849,371	85,556,939	54,396,373
Accumulated deficit	(62,727,634)	(48,215,452)	(30,452,035)	(26,119,408)	(13,983,738)	15,564,574	17,425,842
Total Shareholders’ Equity	158,033,203	171,928,776	161,455,259	165,400,806	102,473,807	101,660,576	72,305,274	$ 37,630,608
Total Liabilities and Equity	$ 164,468,283	$ 178,930,776	$ 169,166,140	$ 173,675,060	$ 106,837,185	$ 104,877,173	$ 75,432,075